CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	₩ 184,082	₩ 169,877
Short-term financial instruments	277,215	167,000
Accounts receivable, net	71,213	77,257
Other receivables, net	3,637	140
Prepaid expenses	2,994	3,332
Other current financial assets	4,439	3,370
Other current assets	3,319	791
Total current assets	546,899	421,767
Property and equipment, net	10,151	8,140
Intangible assets, net	6,370	3,869
Deferred tax assets	5,952	5,660
Other non-current financial assets	1,824	2,176
Other non-current assets	6,985	2,482
Total non-current assets	31,282	22,327
Total assets	578,181	444,094
Liabilities
Accounts payable	61,778	73,549
Deferred revenue	18,093	18,543
Withholdings	3,072	3,201
Accrued expenses	2,313	2,041
Income tax payable	16,927	5,469
Other current liabilities	4,251	2,907
Total current liabilities	106,434	105,710
Long-term accounts payable	677	374
Long-term deferred revenue	1,785	30
Deferred tax liabilities	2,382	2,832
Other non-current liabilities	3,175	4,968
Total non-current liabilities	8,019	8,204
Total liabilities	114,453	113,914
Equity
Share capital	3,474	3,474
Capital surplus	27,098	27,098
Other components of equity	4,016	2,475
Retained earnings	428,499	296,480
Equity attributable to owners of the Parent Company	463,087	329,527
Non-controlling interest	641	653
Total equity	463,728	330,180
Total liabilities and equity	₩ 578,181	₩ 444,094